OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares		Value
Common Stocks: 3.4%
Food & Staples Retailing: 2.2%
4,649,942	Southeastern Grocers, Inc. [1,2]	$101,136,239
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,7]	46,248
		101,182,487

Metals & Mining: 1.2%
800	Real Alloy Holding, Inc. [1,2]	51,972,050

Total Common Stocks
(Cost $105,133,214)		153,154,537

Convertible Preferred Stocks: 1.0%
Media: 0.1%
196,000	Paramount Global, 5.750%	4,854,920

Road & Rail: 0.9%
490,000	Daseke, Inc., 7.625% [1,9]	43,207,710

Total Convertible Preferred Stocks
(Cost $60,662,000)		48,062,630

Principal Amount
Bonds: 81.0%
Corporate Bonds: 75.6%
Airlines: 3.5%
	Allegiant Travel Co.
$31,700,000	7.250%, 08/15/2027	30,196,842
	American Airlines, Inc.
83,624,000	11.750%, 07/15/2025	89,871,382
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
18,001,160	6.500%, 06/20/2027	17,936,389
	United Airlines Holdings, Inc.
20,726,000	4.875%, 01/15/2025	19,828,979
		157,833,592
Auto Components: 5.3%
	American Axle & Manufacturing, Inc.
17,428,000	6.250%, 03/15/2026	16,337,068
9,260,000	6.500%, 04/01/2027	8,369,002
40,000,000	6.875%, 07/01/2028	35,727,000
	The Goodyear Tire & Rubber Co.
78,511,000	9.500%, 05/31/2025	80,801,340
14,500,000	5.000%, 07/15/2029	12,114,019
	Patrick Industries, Inc.
51,339,000	7.500%, 10/15/2027	50,031,837
	Real Hero Merger Sub 2, Inc.
54,702,000	6.250%, 02/01/2029	37,569,334
		240,949,600
Automobiles: 0.6%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	10,197,044
	Ford Motor Credit Co. LLC
10,000,000	4.687%, 06/09/2025	9,547,563
	Thor Industries, Inc.
10,000,000	4.000%, 10/15/2029	7,865,934
		27,610,541
Beverages: 0.4%
	Primo Water Holdings, Inc.
19,700,000	4.375%, 04/30/2029	17,035,999

Building Products: 1.5%
	Griffon Corp.
60,288,000	5.750%, 03/01/2028	55,256,966
	PGT Innovations, Inc.
17,000,000	4.375%, 10/01/2029	14,254,798
		69,511,764
Capital Markets: 1.1%
	Oppenheimer Holdings, Inc.
50,650,000	5.500%, 10/01/2025	49,732,982

Chemicals: 1.9%
	Consolidated Energy Finance SA
39,500,000	5.625%, 10/15/2028	33,637,031
	INEOS Quattro Finance 2 PLC
37,474,000	3.375%, 01/15/2026	34,475,893
	Olin Corp.
19,296,000	5.625%, 08/01/2029	18,365,450
		86,478,374
Commercial Services & Supplies: 1.9%
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	10,633,848
19,750,000	4.750%, 06/15/2029	17,311,369
	KAR Auction Services, Inc.
9,406,000	5.125%, 06/01/2025	9,203,674
	Pitney Bowes, Inc.
64,620,000	7.250%, 03/15/2029	50,628,478
		87,777,369
Computers & Peripherals: 3.5%
	CPI Acquisition, Inc.
48,518,000	8.625%, 03/15/2026	47,906,067
	NCR Corp.
34,425,000	5.750%, 09/01/2027	32,995,493
5,750,000	5.000%, 10/01/2028	4,911,445
10,000,000	5.125%, 04/15/2029	8,383,358
	Xerox Holdings Corp.
70,000,000	5.000%, 08/15/2025	64,161,578
		158,357,941
Construction & Engineering: 4.3%
	APi Group DE, Inc.
39,750,000	4.125%, 07/15/2029	32,992,500
	Global Infrastructure Solutions, Inc.
51,157,000	5.625%, 06/01/2029	40,194,997
	Great Lakes Dredge & Dock Corp.
25,832,000	5.250%, 06/01/2029	20,115,378
	New Enterprise Stone & Lime Co., Inc.
46,500,000	5.250%, 07/15/2028	41,351,089
	Tutor Perini Corp.
72,415,000	6.875%, 05/01/2025	63,477,300
		198,131,264
Construction Materials: 0.1%
	Cemex SAB de CV
4,750,000	7.375%, 06/05/2027	4,882,430

Consumer Finance: 3.7%
	Bread Financial Holdings, Inc.
15,832,000	4.750%, 12/15/2024	14,063,851
49,250,000	7.000%, 01/15/2026	43,122,808
	Enova International, Inc.
36,895,000	8.500%, 09/01/2024	34,783,596
36,117,000	8.500%, 09/15/2025	33,542,903
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028	13,193,411
19,500,000	5.625%, 01/01/2030	17,381,618
	OneMain Finance Corp.
11,228,000	5.625%, 03/15/2023	11,204,309
		167,292,496
Containers & Packaging: 0.2%
	Owens-Brockway Glass Container, Inc.
10,083,000	5.875%, 08/15/2023	10,052,018

Distributors: 0.6%
	American Builders & Contractors Supply Co., Inc.
35,000,000	3.875%, 11/15/2029	28,655,375

Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
19,500,000	4.250%, 05/15/2029	15,501,982

Diversified Financial Services: 0.6%
	Aviation Capital Group LLC
5,500,000	5.500%, 12/15/2024	5,402,203
	Burford Capital Global Finance LLC
25,489,000	6.250%, 04/15/2028	22,715,907
		28,118,110
Diversified Telecommunication Services: 1.7%
	Level 3 Financing, Inc.
44,668,000	4.625%, 09/15/2027	37,264,279
	Lumen Technologies, Inc.
54,100,000	5.375%, 06/15/2029	39,020,796
		76,285,075
Equity Real Estate Investment Trusts - REITS: 0.4%
	Iron Mountain, Inc.
20,000,000	4.500%, 02/15/2031	16,483,900

Food & Staples Retailing: 5.0%
	C&S Group Enterprises LLC
45,765,000	5.000%, 12/15/2028	34,808,401
	KeHE Distributors LLC / KeHE Finance Corp.
58,426,000	8.625%, 10/15/2026	57,587,587
	Performance Food Group, Inc.
19,500,000	4.250%, 08/01/2029	16,922,100
	SEG Holding LLC / SEG Finance Corp.
29,087,000	5.625%, 10/15/2028	27,429,623
	United Natural Foods, Inc.
5,000,000	6.750%, 10/15/2028	4,812,150
	US Foods, Inc.
61,228,000	6.250%, 04/15/2025	60,686,933
29,354,000	4.750%, 02/15/2029	26,098,641
		228,345,435
Food Products: 0.3%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
18,750,000	4.625%, 03/01/2029	15,286,174

Health Care Providers & Services: 0.8%
	AMN Healthcare, Inc.
8,000,000	4.625%, 10/01/2027	7,390,320
	Owens & Minor, Inc.
36,210,000	4.500%, 03/31/2029	28,917,306
		36,307,626
Hotels, Restaurants & Leisure: 5.6%
	Aramark Services, Inc.
48,411,000	6.375%, 05/01/2025	47,914,303
	Carnival Corp.
23,616,000	7.625%, 03/01/2026	18,759,717
9,500,000	5.750%, 03/01/2027	6,799,815
19,750,000	6.000%, 05/01/2029	13,198,075
	Carrols Restaurant Group, Inc.
57,625,000	5.875%, 07/01/2029	40,462,086
	GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
44,500,000	7.000%, 08/15/2028	28,219,675
	MGM Resorts International
25,000,000	6.000%, 03/15/2023	24,965,125
	NCL Corp. Ltd.
15,510,000	3.625%, 12/15/2024	13,275,599
12,000,000	5.875%, 03/15/2026	9,471,360
	Six Flags Entertainment Corp.
48,676,000	4.875%, 07/31/2024	46,941,917
	Six Flags Theme Parks, Inc.
5,229,000	7.000%, 07/01/2025	5,277,283
		255,284,955
Household Durables: 3.0%
	Empire Communities Corp.
63,999,000	7.000%, 12/15/2025	57,945,463
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	6,079,898
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027	21,770,286
	The New Home Co., Inc.
47,308,000	7.250%, 10/15/2025	40,136,562
	Taylor Morrison Communities, Inc.
9,500,000	5.750%, 01/15/2028	8,911,690
		134,843,899
Industrial Conglomerates: 1.8%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
17,769,000	4.750%, 09/15/2024	17,074,075
18,133,000	6.375%, 12/15/2025	17,622,012
49,872,000	6.250%, 05/15/2026	48,036,264
		82,732,351
IT Services: 3.5%
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
74,500,000	6.000%, 11/01/2029	60,963,350
	KBR, Inc.
20,000,000	4.750%, 09/30/2028	17,789,055
	MoneyGram International, Inc.
29,490,000	5.375%, 08/01/2026	29,926,088
	Unisys Corp.
66,074,000	6.875%, 11/01/2027	50,830,728
		159,509,221
Machinery: 2.2%
	Chart Industries, Inc.
5,000,000	7.500%, 01/01/2030	5,027,750
	The Manitowoc Co., Inc.
58,224,000	9.000%, 04/01/2026	54,811,672
	Wabash National Corp.
46,750,000	4.500%, 10/15/2028	39,853,523
		99,692,945
Media: 1.1%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
55,300,000	5.875%, 08/15/2027	49,579,768

Metals & Mining: 4.0%
	Century Aluminum Co.
40,000,000	7.500%, 04/01/2028	34,663,913
	Coeur Mining, Inc.
66,150,000	5.125%, 02/15/2029	51,711,217
	Hecla Mining Co.
61,347,000	7.250%, 02/15/2028	60,499,239
	Real Alloy Holding, Inc.
13,002,247	14.765%, (3 Month LIBOR USD +10.000%) Cash or 16.765% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2025 [1,3]	13,002,247
	SunCoke Energy, Inc.
26,325,000	4.875%, 06/30/2029	22,631,273
		182,507,889
Mortgage Real Estate Investment Trusts - REITS: 2.0%
	HAT Holdings I LLC / HAT Holdings II LLC
25,404,000	6.000%, 04/15/2025	24,641,880
31,200,000	3.375%, 06/15/2026	27,149,928
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
10,000,000	6.375%, 02/01/2027	9,321,100
	Starwood Property Trust, Inc.
29,839,000	5.500%, 11/01/2023	29,624,450
		90,737,358
Oil, Gas & Consumable Fuels: 2.5%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
11,792,000	9.250%, 07/15/2024	11,991,226
15,900,000	11.000%, 04/15/2025	16,596,043
	Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	47,532,193
	Global Partners L.P. / GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	29,249,617
	NGL Energy Operating LLC / NGL Energy Finance Corp.
7,500,000	7.500%, 02/01/2026	6,681,037
		112,050,116
Paper & Forest Products: 0.8%
	Resolute Forest Products, Inc.
35,750,000	4.875%, 03/01/2026	35,313,780

Road & Rail: 0.5%
	XPO Escrow Sub LLC
24,500,000	7.500%, 11/15/2027	24,823,890

Specialty Retail: 2.9%
	Ken Garff Automotive LLC
49,795,000	4.875%, 09/15/2028	41,736,076
	Penske Automotive Group, Inc.
17,234,000	3.500%, 09/01/2025	16,021,323
	Rent-A-Center, Inc.
57,600,000	6.375%, 02/15/2029	46,670,303
	Sonic Automotive, Inc.
34,500,000	4.625%, 11/15/2029	27,669,271
		132,096,973
Textiles, Apparel & Luxury Goods: 0.1%
	The William Carter Co.
3,000,000	5.625%, 03/15/2027	2,882,818

Thrifts & Mortgage Finance: 3.3%
	Nationstar Mortgage Holdings, Inc.
13,250,000	6.000%, 01/15/2027	11,879,685
24,680,000	5.500%, 08/15/2028	20,164,457
9,500,000	5.125%, 12/15/2030	7,349,983
18,000,000	5.750%, 11/15/2031	14,018,400
	PennyMac Financial Services, Inc.
56,030,000	5.375%, 10/15/2025	50,593,652
	United Wholesale Mortgage LLC
24,680,000	5.500%, 11/15/2025	22,263,332
7,000,000	5.750%, 06/15/2027	6,036,179
20,820,000	5.500%, 04/15/2029	16,645,399
		148,951,087
Trading Companies & Distributors: 4.1%
	Avation Capital SA
80,861,974	8.250% Cash or 9.000% PIK, 10/31/2026 [3]	64,024,489
	Castlelake Aviation Finance DAC
52,500,000	5.000%, 04/15/2027	45,750,535
	Herc Holdings, Inc.
32,823,000	5.500%, 07/15/2027	30,682,284
	WESCO Distribution, Inc.
36,966,000	7.125%, 06/15/2025	37,509,561
9,750,000	7.250%, 06/15/2028	9,898,385
		187,865,254
Transportation Infrastructure: 0.5%
	Signature Aviation US Holdings, Inc.
25,600,000	4.000%, 03/01/2028	24,384,764

Total Corporate Bonds
(Cost $3,892,485,352)		3,443,887,115

Convertible Bonds: 5.2%
Aerospace & Defense: 0.3%
	Parsons Corp.
12,500,000	0.250%, 08/15/2025	14,268,750

Airlines: 0.2%
	Southwest Airlines Co.
7,675,000	1.250%, 05/01/2025	9,246,456

Auto Components: 0.2%
	Patrick Industries, Inc.
11,250,000	1.750%, 12/01/2028	9,281,250

Automobiles: 0.2%
	Ford Motor Co.
7,750,000	N/A%, 03/15/2026 [4]	7,350,875

Consumer Finance: 0.9%
	EZCORP, Inc.
10,250,000	2.375%, 05/01/2025	9,143,410
9,750,000	3.750%, 12/15/2029	9,481,875
	LendingTree, Inc.
27,517,000	0.500%, 07/15/2025	20,158,954
		38,784,239
Health Care Equipment & Supplies: 0.6%
	Haemonetics Corp.
17,750,000	N/A%, 03/01/2026 [4]	14,755,575
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	12,668,500
		27,424,075
Hotels, Restaurants & Leisure: 0.2%
	NCL Corp. Ltd.
6,835,000	6.000%, 05/15/2024	8,012,565
2,500,000	1.125%, 02/15/2027	1,709,500
		9,722,065
Internet & Direct Marketing Retail: 0.1%
	Etsy, Inc.
7,750,000	0.250%, 06/15/2028	6,675,075

Machinery: 0.2%
	John Bean Technologies Corp.
9,450,000	0.250%, 05/15/2026	8,160,075

Mortgage Real Estate Investment Trusts - REITS: 0.5%
	Starwood Property Trust, Inc.
22,000,000	4.375%, 04/01/2023	21,436,250

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
6,000,000	1.500%, 08/15/2024	5,928,750
6,650,000	2.000%, 06/15/2026	7,938,438
		13,867,188
Real Estate Management & Development: 0.4%
	DigitalBridge Group, Inc.
19,577,000	5.000%, 04/15/2023	19,381,230

Software: 1.1%
	BigBear.ai Holdings, Inc.
28,350,000	6.000%, 12/15/2026	19,136,250
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	8,612,175
1,000,000	2.625%, 12/01/2027	1,078,000
	Jamf Holding Corp.
10,600,000	0.125%, 09/01/2026	8,776,800
	Rapid7, Inc.
10,000,000	0.250%, 03/15/2027	7,859,937
	Tyler Technologies, Inc.
6,750,000	0.250%, 03/15/2026	6,304,500
		51,767,662
Total Convertible Bonds
(Cost $260,197,629)		237,365,190

Private Mortgage Backed Obligations: 0.2%
Diversified Financial Services: 0.2%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000 Acquisition Dates 06/10/2016, 09/19/2016) [1,6]	10,650,757

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		10,650,757

Total Bonds
(Cost $4,174,489,981)		3,691,903,062

Warrants: 0.0% [8]
Trading Companies & Distributors: 0.0% [8]
1,601,250	Aviation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	580,752
Total Warrants
(Cost $–)		580,752

Short-Term Investments: 13.3%
Commercial Paper: 6.7%
Automobiles: 1.1%
	Harley-Davidson FDG Corp.
50,000,000	5.188%, 01/10/2023 [10]	49,928,210

Chemicals: 1.0%
	International Flavors & Fragrances, Inc.
34,000,000	5.398%, 01/19/2023 [10]	33,912,280
15,000,000	5.467%, 01/20/2023 [10]	14,959,313
		48,871,593
Construction & Engineering: 1.1%
	Quanta Services, Inc.
49,000,000	5.273%, 01/18/2023 [10]	48,872,039

Equity Real Estate Investment Trusts - REITS: 1.1%
	Crown Castle International Corp.
50,000,000	5.297%, 01/05/2023 [10]	49,959,533

Household Durables: 1.1%
	Newell Brands, Inc.
49,000,000	5.378%, 01/05/2023 [10]	48,960,343

Multiline Retail: 1.3%
	Dollarama, Inc.
25,000,000	5.205%, 01/09/2023 [10]	24,968,173
35,000,000	5.169%, 01/17/2023 [10]	34,918,940
		59,887,113
Total Commercial Paper
(Cost $306,528,222)		306,478,831

Shares
Money Market Funds: 6.6%
149,935,677	Federated Hermes U.S. Treasury Cash Reserves - Class I, 3.820% [5]	149,935,677

149,491,190	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 3.930% [5]	149,491,190

Total Money Market Funds
(Cost $299,426,867)		299,426,867

Total Short-Term Investments
(Cost $605,955,089)		605,905,698
Total Investments in Securities: 98.7%
(Cost $4,946,240,284)		4,499,606,679
Other Assets in Excess of Liabilities: 1.3%		57,520,646
Total Net Assets: 100.0%		$4,557,127,325

GBp -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-Kind
USD -	United States Dollar

[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2022.
[4]	Zero Coupon Security
[5]	Annualized seven-day effective yield as of December 31, 2022.
[6]	Security considered restricted. As of December 31, 2022, the value of the restricted securities was $10,650,757 or 0.2% of net assets.
[7]	Not a readily marketable security.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.
[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund"), utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$–	$–	$153,154,537	$153,154,537
Convertible Preferred Stocks [1,2]	4,854,920	–	43,207,710	48,062,630
Corporate Bonds [1,2]	–	3,430,884,868	13,002,247	3,443,887,115
Convertible Bonds [1]	–	237,365,190	–	237,365,190
Private Mortgage Backed Obligations [1,2]	–	–	10,650,757	10,650,757
Warrants [1]	580,752	–	–	580,752
Short-Term Investments	299,426,867	306,478,831	–	605,905,698
Total Assets:	$304,862,539	$3,974,728,889	$220,015,251	$4,499,606,679

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.